Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Abstract]
Cash balances	$ 1,252,998	$ 654,104
Cash equivalents
Impairment loss on goodwill			$ 127,717
Percentage of value added tax	6.00%
Deferred revenue	$ 123,434		63,246
Deferred revenue recognized		63,246
Research and development expenses	744,422	410,840	737,329
Selling and marketing costs	$ 303,079	244,163	389,750
Initial public offering			$ 725,000	¥ 5,000,000
Foreign currency translation, description	The consolidated balance sheet amounts, with the exception of equity, as of December 31, 2021 and 2020, were translated at RMB 6.3757 to $1.00 and RMB 6.5249 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and comprehensive loss and cash flows for the years ended December 31, 2021, 2020 and 2019 were RMB 6.4515, RMB 6.8976, and RMB 6.8985 to $1.00, respectively.
Share-based compensation to nonemployees	$ 1,024,361	$ 1,005,000